Annual Fund Operating Expenses - Short Duration High Yield Municipal Fund	Dec. 18, 2020
Class A
Operating Expenses:
Management Fees	0.40%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.15%
Interest	0.10%	[2]
Total Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.90%
Class C
Operating Expenses:
Management Fees	0.40%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.15%
Interest	0.10%	[2]
Total Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.65%
Class Y
Operating Expenses:
Management Fees	0.40%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%
Interest	0.10%	[2]
Total Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.65%
Class R5
Operating Expenses:
Management Fees	0.40%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Interest	0.10%	[2]
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.58%
Class R6
Operating Expenses:
Management Fees	0.40%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%
Interest	0.10%	[2]
Total Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.58%

[1]	“Management Fees” have been restated to reflect current fees.
[2]	“Interest” have been restated to reflect current fees.